Long-Term Debt, Summary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Long-term debt	$ 174,712	$ 173,078
Long-Term Debt Textual [Abstract]
Federal home loan bank, advance, general debt obligation, disclosure, interest rate, type [Fixed List]	Floating	Floating
Wells Fargo Bank, National Association and other bank entities [Member]
Debt Instrument [Line Items]
Long-term debt	$ 19,236	$ 24,709
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Long-term debt	10,209	15,724
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 4,470	8,262
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.25%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.45%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,010	1,864
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	3.65%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.35%
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Floating-rate advances-Federal Home Loan Bank (FHLB) [Member]
Debt Instrument [Line Items]
Long-term debt	$ 0	3,000
Wells Fargo Bank, National Association and other bank entities [Member] | Senior debt [Member] | Structured notes [Member]
Debt Instrument [Line Items]
Long-term debt	4,729	2,598
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	3,169	3,236
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 3,169	3,236
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.85%
Wells Fargo Bank, National Association and other bank entities [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	6.92%
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 0	429
Wells Fargo Bank, National Association and other bank entities [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Long-term debt	0	429
Wells Fargo Bank, National Association and other bank entities [Member] | Credit card securitizations [Member]
Debt Instrument [Line Items]
Long-term debt	$ 3,775
Wells Fargo Bank, National Association and other bank entities [Member] | Credit card securitizations [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	4.29%
Wells Fargo Bank, National Association and other bank entities [Member] | Credit card securitizations [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	4.94%
Wells Fargo Bank, National Association and other bank entities [Member] | Other bank debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 2,083	3,080
Wells Fargo Bank, National Association and other bank entities [Member] | Other bank debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.50%
Wells Fargo Bank, National Association and other bank entities [Member] | Other bank debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	8.75%
Other Consolidated Subsidiaries [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,728	1,269
Other Consolidated Subsidiaries [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Long-term debt	1,728
Other Consolidated Subsidiaries [Member] | Senior debt [Member] | Structured notes [Member]
Debt Instrument [Line Items]
Long-term debt	1,728	1,269
Wells Fargo & Company [Member]
Debt Instrument [Line Items]
Long-term debt	153,748	147,100
Wells Fargo & Company [Member] | Senior debt [Member]
Debt Instrument [Line Items]
Long-term debt	136,198	128,852
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 27,340	33,194
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	0.63%
Wells Fargo & Company [Member] | Senior debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	6.75%
Wells Fargo & Company [Member] | Senior debt [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 4,645	3,339
Wells Fargo & Company [Member] | Senior debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	2.72%
Wells Fargo & Company [Member] | Senior debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.69%
Wells Fargo & Company [Member] | Senior debt [Member] | FixFloat notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 96,606	85,130
Wells Fargo & Company [Member] | Senior debt [Member] | FixFloat notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	1.74%
Wells Fargo & Company [Member] | Senior debt [Member] | FixFloat notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	6.49%
Wells Fargo & Company [Member] | Senior debt [Member] | Structured notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 7,607	7,189
Wells Fargo & Company [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term debt	16,358	17,091
Wells Fargo & Company [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Long-term debt	16,358	17,091
Long-Term Debt Textual [Abstract]
Debt instrument, unamortized discount	111	114
Debt issuance costs, gross	$ 2	2
Wells Fargo & Company [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	4.10%
Wells Fargo & Company [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	7.57%
Wells Fargo & Company [Member] | Junior subordinated debt [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,192	1,157
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Fixed-rate notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 810	789
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Fixed-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.95%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Fixed-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	7.95%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 382	368
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.08%
Wells Fargo & Company [Member] | Junior subordinated debt [Member] | Floating-rate notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate(s)	5.58%
VIEs that we consolidate [Member] | Wells Fargo Bank, National Association and other bank entities [Member] | Credit card securitizations [Member]
Debt Instrument [Line Items]
Long-term debt	$ 3,775	2,240
Affiliate entity [Member] | Subordinated Debt [Member] | Fixed-rate notes [Member]
Long-Term Debt Textual [Abstract]
Debt issuance costs, gross	$ 394	$ 365